Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Bluezone [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase			$ 4	$ 5
Cannae Policy Group [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase				25
Topline Performance Group [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		1	(1)	71
NEIA [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase			(43)	(1,763)
Greenstone Holdings [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		212	(2)	392
Valiant Americas, LLC [Member]
Related Parties (Details) - Schedule of Net Purchasing (Sales) Activity [Line Items]
Net purchase		$ 1,315		$ 11,120